Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Changes in Lease Liability

Lease liability	December 31, 2025	December 31, 2024
Beginning balance	$45,373	$141,695
Additions, cost	-	-
Interest expense	9,905	18,179
Lease payments	(14,449)	(22,921)
Currency translation adjustment	(6,300)	(2,538)
Modification of lease	12,406	(89,042)
Termination of lease	(46,935)	-
Ending balance	$-	$45,373

Schedule of Lease Liability

As at December 31, 2025 and December 31, 2024, the Company’s lease liability is as follows:

Lease liability	December 31, 2025	December 31, 2024
Current portion of lease liability	$-	$10,356
Long-term portion of lease liability	-	35,017
	$-	$45,373